10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Interests In Affiliates Tables
Schedule of Investments in affiliates

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2015	2014
Balance Sheet:	US$’000	US$’000

Current assets	57,432	61,708

Non-current assets	26,587	28,287

Total assets	84,019	89,995

Total liabilities	(58,149)	(64,572)

Total shareholders’ equity	25,870	25,423

	2015	2014
Operating results:	US$’000	US$’000

Net sales	66,899	64,131

Operating income	4,260	2,637

Net income	3,458	2,266

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2015	2014
Balance Sheet:	US$’000	US$’000

Current assets	22,693	21,264

Non-current assets	4,717	5,288

Total assets	27,410	26,552

Total liabilities	(13,627)	(12,675)

Total shareholders’ equity	13,783	13,877

	2015	2014
Operating results:	US$’000	US$’000

Net sales	18,481	16,162

Operating income	1,316	1,024

Net income	788	762